UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22310

ETF Managers Trust
(Exact name of registrant as specified in charter)

30 Maple Street, Suite 2
Summit, NJ 07901
 (Address of principal executive offices)

U.S. Bank Global Fund Services
811 E Wisconsin Ave
Milwaukee, WI 53202
(Name and address of agent for service)

(908)-897-0518
Registrant’s telephone number, including area code

Date of fiscal year end: June 30, 2022

Date of reporting period: June 30, 2022

Item 1. Reports to Stockholders.

(a)

ETFMG Breakwave Sea Decarbonization
Tech ETF

BSEA

Annual Report

June 30, 2022

The fund is a series of ETF Managers Trust.

ETFMG Breakwave Sea Decarbonization Tech ETF

Dear Shareholder,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the ETFMG Breakwave Sea Decarbonization Tech ETF (the “Fund”). The following information pertains to the fiscal period from the Fund’s inception, September 20, 2021, to June 30, 2022.

The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the Marine Money Decarbonization Index (the “Index”).

Over the period, the total return for the Fund was -21.70%, while the total return the for the Index was -22.17%. The best performers in the Fund, on the basis of contribution to return, were New Fortress Energy Inc, Gaztransport Et Techniga Sa, Kongsberg Gruppen Asa and Oci Nv and Technip Energies Nv, while the worst performers were Itm Power Plc, Advent Technologies Holdings, Aker Horizons Asa, Ceres Power Holdings Plc and Ballard Power Systems Inc.

During the reporting period, the Fund saw an approximate average allocation of 70.5% to Industrials, 13.4% to Energy and 12.4% to Materials. The Fund was exposed 24.6% to Norway, 15.7% to United States and 12.5% to France.

You can find further details about Fund by visiting www.etfmg.com, or by calling 1-844-383-6477.

Sincerely,

Samuel Masucci III

Chairman of the Board

ETFMG Breakwave Sea Decarbonization Tech ETF

Growth of $10,000 (Unaudited)

Average Cumulative Returns Period Ended June 30, 2022	Since Inception (9/20/2021)	Value of $10,000 (6/30/2022)
ETFMG Breakwave Sea Decarbonization Tech ETF (NAV)	-21.70%	$7,830
ETFMG Breakwave Sea Decarbonization Tech ETF (Market)	-21.37%	$7,863
Marine Money Decarbonization Index	-22.17%	$7,783
S&P 500 Index	-12.13%	$8,787

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. All performance is historical and includes reinvestment of dividends and capital gains. Performance data current to the most recent month end may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477).

The chart illustrates the performance of a hypothetical $10,000 investment made on September 20, 2021, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions from the sales of Fund shares. The chart assumes reinvestment of capital gains and dividends, if any. The index returns do not reflect fees or expenses and are not available for direct investment.

ETFMG Breakwave Sea Decarbonization Tech ETF

Top Ten Holdings as of June 30, 2022 (Unaudited)*
	Security	% of Total Investments
1	Alfa Laval AB	4.04%
2	Kongsberg Gruppen ASA	3.94%
3	PowerCell Sweden AB	3.89%
4	Wartsila OYJ ABP	3.85%
5	Technip Energies NV	3.77%
6	Chart Industries, Inc.	3.76%
7	Eneti, Inc.	3.64%
8	Gaztransport Et Technigaz SA	3.54%
9	OCI NV	3.53%
10	NEL ASA	3.50%

Top Ten Holdings = 37.46% of Total Investments
* Current Fund holdings may not be indicative of future Fund holdings.

ETFMG Breakwave Sea Decarbonization Tech ETF

Important Disclosures and Key Risk Factors

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. Narrowly focused investments typically exhibit higher volatility.

Past performance is not indicative of future return. A fund’s performance for very short time periods may not be indicative of future performance.

The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Investments in smaller companies tend to have limited liquidity and greater price volatility than large capitalization companies. The Fund’s return may not match or achieve a high degree of correlation with the return of the Marine Money Decarbonization Index. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund had sought to replicate the Index. Diversification does not guarantee a profit, nor does it protect against a loss in a declining market.

The underlying Index’s decarbonization criteria, and thus the Fund’s investment strategy, limits the types and number of investment opportunities available to the Fund, and, as a result, the Fund’s returns may be lower than other funds that do not seek to invest in companies based on decarbonization criteria. In addition, decarbonization investing may affect the Fund’s exposure to certain companies or industries and the Fund will forgo certain investment opportunities that are screened out of the decarbonization methodology. Finally, some of the companies are developing new technologies that have not yet achieved full commercialization.

The Fund is a recently organized investment company with limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decision. There can be no assurance that the Fund will grow to or maintain an economically viable size.

The Index was created by and is owned and maintained by Maritime Transformation Partners, LLC (the “Index Provider”), which has not previously been an index provider, which may create additional risks for investing in the Fund.

Unlike with an actively managed fund, the Fund’s adviser does not use techniques or defensive strategies designed to lessen the effects of market volatility or to reduce the impact of periods of market decline. This means that, based on market and economic conditions, the Fund’s performance could be lower than other types of funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline.

The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests such as political, market and economic developments, as well as events that impact specific issuers.

Additionally, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events could result in increased premiums or discounts to the Fund’s NAV.

ETF Managers Group LLC is the investment adviser to the Fund.

ETFMG Breakwave Sea Decarbonization Tech ETF

The Fund is distributed by ETFMG Financial LLC. ETF Managers Group LLC and ETFMG Financial LLC are wholly owned subsidiaries of Exchange Traded Managers Group LLC (collectively, “ETFMG”). ETFMG is not affiliated with Maritime Transformation Partners, LLC or Breakwave Advisors LLC.

The Fund is intended to be made available only to U.S. residents. Under no circumstances is any information provided on this website intended for distribution to or use by, or to be an offer to sell to or solicitation of an offer to buy the Fund or any investment product or service of, any person or entity in any jurisdiction or country, other than the United States, where such distribution, use, offer or solicitation would subject the Fund or its affiliates to any registration requirement or be unlawful under the securities laws of that jurisdiction or country.

ETFMG Breakwave Sea Decarbonization Tech ETF

PORTFOLIO ALLOCATIONS
As of June 30, 2022 (Unaudited)

As a percent of Net Assets:
Canada	4.6%
Denmark	2.6
Finland	8.6
France	9.4
Germany	1.5
Luxembourg	3.6
Marshall Islands	4.2
Netherlands	9.9
Norway	23.2
Sweden	9.0
United Kingdom	7.8
United States	14.2
Short-Term and other Net Assets (Liabilities)	1.4
100.0%

ETFMG Breakwave Sea Decarbonization Tech ETF

Schedule of Investments

June 30, 2022

	Shares	Value

COMMON STOCKS - 98.6%
Canada - 4.6%
Chemicals - 0.7%
Methanex Corp.	377	$14,413
Electrical Equipment - 3.9% (d)
Ballard Power Systems, Inc. (a)(b)	12,082	76,117
Total Canada		90,530

Denmark - 2.6%
Construction & Engineering - 0.9%
Cadeler A/S (a)	5,564	18,246
Electric Utilities - 0.9%
Orsted A/S (e)	163	17,038
Electrical Equipment - 0.8% (d)
Vestas Wind Systems A/S	764	16,136
Total Denmark		51,420

Finland - 8.6%
Machinery - 8.6%
Cargotec OYJ - Class B	2,499	65,680
Valmet OYJ	684	16,780
Wartsila OYJ ABP	10,998	85,634
Total Machinery		168,094

France - 9.4%
Electrical Equipment - 3.7% (d)
Nexans SA	941	72,924
Machinery - 0.8%
McPhy Energy SA (a)	1,102	14,794
Oil, Gas & Consumable Fuels - 4.0%
Gaztransport Et Technigaz SA	630	78,895
Professional Services - 0.9%
Bureau Veritas SA	657	16,834
Total France		183,447

Germany - 1.5%
Electrical Equipment - 0.7% (d)
Siemens Energy AG	986	14,450
Transportation Infrastructure - 0.8%
Hamburger Hafen und Logistik AG	1,077	15,237
Total Germany		29,687

Luxembourg - 3.6%
Electrical Equipment - 3.6% (d)
FREYR Battery SA (a)(b)	10,254	70,137

The accompanying notes are an integral part of these financial statements.

ETFMG Breakwave Sea Decarbonization Tech ETF

Schedule of Investments

June 30, 2022 (Continued)

	Shares	Value
Marshall Islands - 4.2%
Marine - 4.2%
Eneti, Inc.	13,195	$81,017

Netherlands - 9.9%
Chemicals - 4.7%
Akzo Nobel NV	210	13,781
OCI NV	2,382	78,581
Total Chemicals		92,362
Energy Equipment & Services - 4.3%
Technip Energies NV	6,731	83,905
Oil, Gas & Consumable Fuels - 0.9%
Koninklijke Vopak NV	667	16,832
Total Netherlands		193,099

Norway - 23.2%
Aerospace & Defense - 4.5%
Kongsberg Gruppen ASA	2,447	87,697
Chemicals - 3.7%
Yara International ASA	1,731	72,335
Commercial Services & Supplies - 5.0%
Aker Horizons Holding ASA (a)	40,608	65,635
Quantafuel ASA (a)	11,617	17,349
Vow ASA (a)	6,627	15,340
Total Commercial Services & Supplies		98,324
Diversified Financial Services - 0.8%
Saga Pure ASA	70,726	15,223
Electrical Equipment - 4.0% (d)
NEL ASA (a)	64,150	77,927
Energy Equipment & Services - 0.7%
Aker Solutions ASA	4,911	13,342
Machinery - 3.8%
Hexagon Composites ASA (a)	26,892	73,553
Marine - 0.7%
Wallenius Wilhelmsen ASA	2,647	14,257
Total Norway		452,658

Sweden - 9.0%
Electrical Equipment - 4.4% (d)
PowerCell Sweden AB (a)	6,541	86,703
Machinery - 4.6%
Alfa Laval AB	3,733	89,988
Total Sweden		176,691

The accompanying notes are an integral part of these financial statements.

ETFMG Breakwave Sea Decarbonization Tech ETF

Schedule of Investments

June 30, 2022 (Continued)

	Shares	Value
United Kingdom - 7.8%
Aerospace & Defense - 1.8%
Babcock International Group PLC (a)	4,458	$16,758
Rolls-Royce Holdings PLC (a)	17,021	17,187
Total Aerospace & Defense		33,945
Electrical Equipment - 6.0% (d)
Ceres Power Holdings PLC (a)	10,325	68,876
ITM Power PLC (a)	23,424	49,272
Total Electrical Equipment		118,148
Total United Kingdom		152,093

United States - 14.2%
Construction & Engineering - 1.7%
Great Lakes Dredge & Dock Corp. (a)	1,254	16,440
Matrix Service Co. (a)	3,168	16,030
Total Construction & Engineering		32,470
Electrical Equipment - 2.6% (d)
Advent Technologies Holdings, Inc. (a)(b)	13,309	33,539
Bloom Energy Corp. - Class A (a)(b)	1,116	18,414
Total Electrical Equipment		51,953
Machinery - 5.2%
Chart Industries, Inc. (a)(b)	500	83,690
Cummins, Inc.	91	17,611
Total Machinery		101,301
Oil, Gas & Consumable Fuels - 4.7%
New Fortress Energy, Inc. (b)	1,914	75,737
World Fuel Services Corp. (b)	751	15,365
Total Oil, Gas & Consumable Fuels		91,102
Total United States		276,826
TOTAL COMMON STOCKS (Cost $2,373,359)		1,925,699

INVESTMENTS PURCHASED WITH PROCEEDS FROM LENDING COLLATERAL - 14.1%
Mount Vernon Liquid Assets Portfolio, LLC, 1.64% (c)	275,404	275,404
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLATTERAL (Cost $275,404)

SHORT-TERM INVESTMENTS - 1.3%
Money Market Funds - 1.3%
First American Government Obligations Fund - Class X, 1.29% (c)	24,985	24,985
TOTAL SHORT-TERM INVESTMENTS (Cost $24,985)		24,985

Total Investments (Cost $2,673,748) - 114.0%		2,226,088
Liabilities in Excess of Other Assets - (14.0)%		(272,938)
TOTAL NET ASSETS - 100.0%		$1,953,150

The accompanying notes are an integral part of these financial statements.

ETFMG Breakwave Sea Decarbonization Tech ETF

Schedule of Investments

June 30, 2022 (Continued)

Percentages are stated as a percent of net assets.

PLC   Public Limited Company

(a)	Non-income producing security.

(b)	All or a portion of this security was out on loan at June 30, 2022.

(c)	The rate shown is the annualized seven-day yield at period end.

(d)	As of June 30, 2022 the Fund had a significant portion of its assets in the Electrical Equipment Industry.

(e)	Restricted security as defined in Rule 144(a) under the Securities Act of 1933. Resale to the public may require registration or may extend only to qualified institutional buyers. At June 30, 2022, the market value of these securities total $17,038, which represents 0.87% of total net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”).

The accompanying notes are an integral part of these financial statements.

ETFMG Breakwave Sea Decarbonization Tech ETF

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2022

ASSETS
Investments in securities, at value*	$2,226,088
Cash	213
Foreign currency*	2,077
Receivables:
Dividends and interest receivable	382
Securities lending income receivable	1,120
Total Assets	2,229,880

LIABILITIES
Collateral received for securities loaned (Note 7)	275,404
Payables:
Management fees payable	1,326
Total Liabilities	276,730
Net Assets	$1,953,150

NET ASSETS CONSIST OF:
Paid-in capital	$2,644,246
Total distributable earnings (accumulated losses)	(691,096)
Net Assets	$1,953,150

*Identified Cost:

Investments in securities	$2,673,748
Foreign currency	2,082
2,675,830

Shares Outstanding^	100,000

Net Asset Value, Offering and Redemption Price per Share	$19.53

^ No par value, unlimited number of shares authorized

The accompanying notes are an integral part of these financial statements.

ETFMG Breakwave Sea Decarbonization Tech ETF

STATEMENT OF OPERATIONS

For the Period Ended June 30, 20221

INVESTMENT INCOME
Income:
Dividends from unaffiliated securities (net of foreign withholding tax of $6,624)	$25,589
Interest	55
Securities lending income	2,820
Total Investment Income	28,464

Expenses:
Management fees	14,970
Total Expenses	14,970
Net Investment Income	13,494

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Unaffiliated investments	(252,013)
In-Kind redemptions	84,619
Foreign Currency	(1,690)
Net Realized Loss on Investments and In-Kind Redemptions	(169,084)

Net Change in Unrealized Depreciation of:
Unaffiliated investments	(447,660)
Foreign Currency	(9)
Net Change in Unrealized Depreciation of Investments	(447,669)
Net Realized and Unrealized Loss on Investments	(616,753)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(603,259)

1 The Fund commenced operations on September 20, 2021.

The accompanying notes are an integral part of these financial statements.

ETFMG Breakwave Sea Decarbonization Tech ETF

STATEMENT OF CHANGES IN NET ASSETS

For the Period Ended June 30, 20221

OPERATIONS
Net investment income	$13,494
Net realized loss on investments and In-Kind Redemptions	(169,084)
Net change in unrealized depreciation of investments	(447,669)
Net decrease in net assets resulting from operations	(603,259)

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions to Shareholders	(5,983)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from net change in outstanding shares	2,562,392
Net increase in net assets	1,953,150

NET ASSETS
Beginning of Period	—
End of Period	$1,953,150

Summary of share transactions is as follows:
	Period Ended June 30, 2022[1]
	Shares	Amount
Shares Sold	200,000	$4,943,532
Shares Redeemed	(100,000)	(2,381,140)
Net Transactions in Fund Shares	100,000	$2,562,392

Beginning Shares	—
Ending Shares	100,000

1 The Fund commenced operations on September 20, 2021.

The accompanying notes are an integral part of these financial statements.

ETFMG Breakwave Sea Decarbonization Tech ETF

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout the period

For the Period Ended June 30, 20221

Net Asset Value, Beginning of Period	$25.00
Income Loss from Investment Operations:
Net investment income[2]	0.13
Net realized and unrealized loss on investments	(5.54)
Total from investment operations	(5.41)
Less Distributions:
From net investment income	(0.06)
Total distributions	(0.06)
Net asset value, end of period	$19.53
Total Return	-21.70%[3]

Ratios/Supplemental Data:
Net assets at end of period (000’s)	$1,953
Expenses to Average Net Assets	0.75%[4]
Net Investment Income (Loss) to Average Net Assets	0.68%[4]
Portfolio Turnover Rate	34%[3]

[1]	The Fund commenced operations on September 20, 2021.

[2]	Calculated based on average shares outstanding during the period.

[3]	Not annualized.

[4]	Annualized.

The accompanying notes are an integral part of these financial statements.

ETFMG Breakwave Sea Decarbonization Tech ETF

NOTES TO FINANCIAL STATEMENTS

June 30, 2022

NOTE 1 – ORGANIZATION

The ETFMG Breakwave Sea Decarbonization Tech ETF (the “Fund”) is a series of ETF Managers Trust (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on July 1, 2009. The Trust is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is capital appreciation. The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Marine Money Decarbonization Index (the “Index”). The Fund commenced operations on September 20, 2021.

The Fund currently offers one class of shares, which has no front end sales load, no deferred sales charges, and no redemption fees. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

Shares of the Fund are listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV only in blocks of 25,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified Index. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in quantities less than a Creation Unit. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participant”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Authorized Participants transacting in Creation Units for cash may pay an additional variable charge to compensate the relevant Fund for certain transaction costs (i.e., brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in “Transaction Fees” in the Statement of Changes in Net Assets.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

The Fund may invest in certain other investment companies (underlying funds). For specific investments in underlying funds, please refer to the complete schedule of portfolio holdings on Form N-CSR for this reporting period, which is filed with the U.S. Securities and Exchange Commission (“SEC”). For more information about the underlying Fund’s operations and policies, please refer to those fund’s semiannual and annual reports, which are filed with the SEC.

ETFMG Breakwave Sea Decarbonization Tech ETF

NOTES TO FINANCIAL STATEMENTS

June 30, 2022 (Continued)

A.	Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Fund’s Board. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of June 30, 2022, there were no securities fair valued by the Board.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

ETFMG Breakwave Sea Decarbonization Tech ETF

NOTES TO FINANCIAL STATEMENTS

June 30, 2022 (Continued)

The following table presents a summary of the Fund’s investments in securities, at fair value, as of June 30, 2022:

ETFMG Breakwave Sea Decarbonization Tech ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$1,925,699	$—	$—	$1,925,699
Short-Term Investments	24,985	—	—	24,985
Investments Purchased with Securities Lending
Collateral*	—	—	—	275,404
Total Investments in Securities	$1,950,684	$—	$—	$2,226,088

^ For further information regarding security characteristics, see the Schedule of Investments.

*  Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

B.	Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provisions for federal income taxes or excise taxes have been made.

To avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends, in each calendar year, at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund has analyzed its tax position and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2021 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, the State of New Jersey, and the State of Delaware; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The tax year end for the Fund is June 30, 2022.

As of June 30, 2022, management has reviewed the tax positions for open periods (since inception for Federal purposes, three years from the date of filing and for state purposes, four years from the date of filing), as applicable to the Fund, and has determined that no provision for income tax is required in the Fund’s financial statements.

C.	Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Income, including gains, from investments in foreign securities received by the Fund may be subject to income, withholding or other taxes imposed by foreign countries.

ETFMG Breakwave Sea Decarbonization Tech ETF

NOTES TO FINANCIAL STATEMENTS

June 30, 2022 (Continued)

D.	Foreign Currency Translations and Transactions. The Fund may engage in foreign currency transactions. Foreign currency transactions are translated into U.S. dollars on the following basis:

(i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Fund does not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities for unrealized gains and losses. However, for federal income tax purposes, the Fund does isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gains or losses from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences.

E.	Distributions to Shareholders. Distributions to shareholders from net investment income are declared and paid for the Fund on a quarterly basis. Net realized gains on securities for the Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.	Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

G.	Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s NAV per share.

H.	Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

NOTE 3 – RISK FACTORS

Investing in the Fund may involve certain risks, as discussed in the Fund’s prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.

Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests such as political, market and economic developments, as well as events that impact specific issuers.

Management Risk. While the Fund is not actively managed, the Fund is subject to the risks associated with decisions made by the Fund’s investment adviser if the Fund utilizes a representative sampling strategy or to the extent the Fund’s investment adviser makes decisions regarding the investment of collateral from securities on loan.

Market Trading Risk. An investment in the Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund’s shares trading at a premium or discount to NAV.

ETFMG Breakwave Sea Decarbonization Tech ETF

NOTES TO FINANCIAL STATEMENTS

June 30, 2022 (Continued)

Models and Data Risk. The Index relies heavily on proprietary models as well as information and data supplied by third parties (“Models and Data”). When Models and Data prove to be incorrect or incomplete, any decisions by the Index made in reliance thereon expose the Fund to potential risks as the Fund tracks the Index.

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a small number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a small number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio. This may increase the Fund’s volatility and have a greater impact on the Fund’s performance.

Portfolio Turnover Risk. The portfolio managers may actively and frequently trade securities or other instruments in the Fund’s portfolio to carry out its investment strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses.

Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Smaller Companies Risk. Smaller companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies, and may underperform other segments of the market or the equity market as a whole. The securities of smaller companies also tend to be bought and sold less frequently and at significantly lower trading volumes than the securities of larger companies. As a result, it may be more difficult for the Fund to buy or sell a significant amount of the securities of a smaller company without an adverse impact on the price of the company’s securities, or the Fund may have to sell such securities in smaller quantities over a longer period of time, which may increase the Fund’s tracking error.

Natural Disaster/Epidemic Risk. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather related phenomena generally, and widespread disease, including pandemics and epidemics (for example, the novel coronavirus COVID-19), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such natural disaster and health crises could exacerbate political, social, and economic risks previously mentioned, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local and regional supply chains affected, with potential corresponding results on the operating performance of the Fund and its investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections. Under these circumstances, the Fund may have difficulty achieving its investment objective which may adversely impact performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the Fund’s third party service providers), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. These factors can cause substantial market volatility, exchange trading suspensions and closures and can impact the ability of the Fund to complete redemptions and otherwise affect Fund performance and Fund trading in the secondary market. A widespread crisis may also affect the global economy in ways that cannot necessarily be foreseen at the current time. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these events could have significant impact on the Fund’s performance, resulting in losses to the Fund.

ETFMG Breakwave Sea Decarbonization Tech ETF

NOTES TO FINANCIAL STATEMENTS

June 30, 2022 (Continued)

NOTE 4 – MANAGEMENT AND OTHER CONTRACTS

ETF Managers Group, LLC (the “Adviser”), serves as the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust.

Under the Advisory Agreement with the Fund, the Adviser has overall responsibility for the general management and administration of the Fund and arranges for sub-Advisory, transfer agency, custody, fund administration, securities lending, and all other non-distribution related services necessary for the Fund to operate. The Adviser bears the costs of all Advisory and non-Advisory services required to operate the Fund, in exchange for a single unitary fee. For services provided the Fund pays the Adviser at an annual rate of 0.75% of the Fund’s average daily net assets. The Adviser has an agreement with, and is dependent on, a third party to pay the Fund’s expenses in excess of 0.75% of the Fund’s average daily net assets. Additionally, under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (collectively, “Excluded Expenses”) . The Adviser has entered into an Agreement with its affiliate, ETFMG Financial, LLC, to serve as distributor the Fund (the “Distributor”). The Distributor provides marketing support for the Fund, including distributing marketing materials related to the Fund.

U.S. Bancorp Fund Services, LLC doing business as U.S. Bank Global Fund Services (the “Administrator”) provides fund accounting, fund administration, and transfer agency services to the Fund. The Adviser compensates the Administrator for these services under an administration agreement between the two entities.

The Adviser pays each independent Trustee a quarterly fee for service to the Fund. Each Trustee is also reimbursed by the Adviser for all reasonable out-of-pocket expenses incurred in connection with their duties as Trustee, including travel and related expenses incurred in attending Board meetings.

NOTE 5 – DISTRIBUTION PLAN

The Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund may pay compensation to the Distributor or any other distributor or financial institution with which the Trust has an agreement with respect to the Fund, with the amount of such compensation not to exceed an annual rate of 0.25% of the Fund’s daily average net assets. For the period ended June 30, 2022, the Fund did not incur any 12b-1 expenses.

NOTE 6 - PURCHASES AND SALES OF SECURITIES

The costs of purchases and sales of securities, excluding short-term securities and in-kind transactions, for the period ended June 30, 2022:

	Purchases	Sales
ETFMG Breakwave Sea Decarbonization Tech ETF	$859,555	$1,332,420

ETFMG Breakwave Sea Decarbonization Tech ETF

NOTES TO FINANCIAL STATEMENTS

June 30, 2022 (Continued)

The costs of purchases and sales of in-kind transactions associated with creations and redemptions for the period ended June 30, 2022:

	Purchases	Sales In-
	In-Kind	Kind
ETFMG Breakwave Sea Decarbonization Tech ETF	$4,832,049	$1,818,003

Purchases in-kind are the aggregate of all in-kind purchases and sales in-kind are the aggregate of all in-kind sales. Net capital gains or losses resulting from in- kind redemptions are excluded from the Fund’s taxable gains and are not distributed to shareholders.

There were no purchases or sales of U.S. Government obligations for the period ended June 30, 2022.

NOTE 7 — SECURITIES LENDING

The Fund may lend up to 33 1⁄3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by U.S. Bank N.A. (the “Custodian”). The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any loaned securities at the time of the loan, plus accrued interest. The Fund receives compensation in the form of fees and earn interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand. The cash collateral is invested by the Custodian in accordance with approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations either directly on behalf of the Fund or through one or more joint accounts, money market funds, or short-term bond funds, including those advised by or affiliated with the Adviser; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. Other investment companies, in which the Fund may invest cash collateral, can be expected to incur fees and expenses for operations, such as investment advisory and administration fees, which would be in addition to those incurred by the Fund, and which may be received in full or in part by the Adviser. Pursuant to guidance issued by the SEC staff, fees and expenses of money market funds used for cash collateral received in connection with loans of securities are not treated as Acquired Fund Fees and Expenses, which reflect a fund’s pro rata share of the fees and expenses incurred by other investment companies in which the Fund invests (as disclosed in the Prospectus, as applicable). The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the securities lending agent.

As of June 30, 2022, the value of the securities on loan and payable for collateral due to broker were as follows:

Value of Securities on Loan Collateral Received

Fund	Values of Securities on Loan	Fund Collateral Received*
ETFMG Breakwave Sea Decarbonization Tech ETF	$273,866	$275,404

*  The cash collateral received was invested in the Mount Vernon Liquid Assets Portfolio, LLC, an investment with an overnight and continuous maturity, as shown on the Schedule of Investments.

ETFMG Breakwave Sea Decarbonization Tech ETF

NOTES TO FINANCIAL STATEMENTS

June 30, 2022 (Continued)

NOTE 8 – FEDERAL INCOME TAXES

The components of distributable earnings (losses) and cost basis of investments for federal income tax purposes at June 30, 2022 were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
ETFMG Breakwave Sea Decarbonization Tech ETF	$2,811,343	$99,489	$(684,744)	$(585,255)

	Undistributed Ordinary Income	Undistributed Long-Term Gain	Total Distributable Earnings	Other Accumulated (Loss)	Total Accumulated Gain
ETFMG Breakwave Sea Decarbonization Tech ETF	$5,850	$—	$5,850	$(111,691)	$(691,096)

As of June 30, 2022, the Fund had accumulated capital loss carryovers of:

	Capital Loss Carryover ST	Capital Loss Carryover LT	Expires
ETFMG Breakwave Sea Decarbonization Tech ETF	$(111,682)	$—	Indefinite

Under current tax law, capital and currency losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Fund had deferred post-October capital and currency losses, which will be treated as arising on the first business day of the period ended June 30, 2022.

	Late Year Ordinary Loss	Post-October Capital Loss
ETFMG Breakwave Sea Decarbonization Tech ETF	None	None

U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the fiscal period ended June 30, 2022, the following table shows the reclassifications made:

	Total Distributable Earnings/(Loss)	Paid-In Capital
ETFMG Breakwave Sea Decarbonization Tech ETF	$(81,854)	$81,854

ETFMG Breakwave Sea Decarbonization Tech ETF

NOTES TO FINANCIAL STATEMENTS

June 30, 2022 (Continued)

The tax character of distributions paid by the Fund during the fiscal period ended June 30, 2022 are as follows:

	Period Ended June 30, 2022
	From Ordinary Income	From Capital Gains
ETFMG Breakwave Sea Decarbonization Tech ETF	$5,983	$—

NOTE 9 – LEGAL MATTERS

The Adviser and its parent, ETFMG, were defendants in a case filed on October 26, 2017 in the United States District Court for the Southern District of New York by NASDAQ, Inc. (“Nasdaq”) captioned Nasdaq, Inc. v. Exchange Traded Managers Group, LLC et al., Case 1:17-cv-08252 (the “New York Action”). This action asserted claims for breach of contract, conversion and certain other claims based on disputes arising out of contractual relationships with the Adviser relating to certain series of the Trust. The matter was the subject of a bench trial in May 2019, and on December 20, 2019, the Court issued an Opinion and Order awarding compensatory damages to Plaintiff in the amount of $78,403,172, plus prejudgment interest (the “Judgment”). In its decision, the Court in the New York Action stated that its damages award, which gave rise to the Judgment, “includes the share of profits to which Nasdaq’s venture partner PureShares was entitled.”

ETFMG filed a Notice of Appeal from the Judgment in the United States Court of Appeals for the Second Circuit on January 19, 2020, Docket No. 20-300. On October 28, 2021, Nasdaq and ETFMG entered into a Judgment Payment Agreement, which settled the matter and satisfied the Judgment. On November 1, 2021, Nasdaq recorded a Satisfaction of Judgment with the United States District Court for the Southern District of New York reflecting that the Judgment was paid in full, and ETFMG withdrew its appeal of the Judgment with prejudice before the United States Court of Appeals for the Second Circuit.

The Trust, the Adviser, and certain officers and affiliated persons of the Adviser have been named as defendants in an action filed December 21, 2021, in the Superior Court of New Jersey, Union County, captioned PureShares, LLC, d/b/a PureFunds et al. v. ETF Managers Group, LLC et al., Docket No. UNN-C-152-21. This action asserts breach of contract and tort claims arising from the same facts and circumstances, and relates to the same series of the Trust, that gave rise to the New York Action. The new action seeks damages in unspecified amounts and injunctive relief. On February 19, 2022, the Adviser, together with the other named affiliates, filed a motion for an Order dismissing the complaint filed by the Plaintiffs, in part, on the basis that Plaintiffs’ claims overlap with, and are barred by, those claims previously asserted by Nasdaq (and resolved on PureShares’ behalf) in the New York Action that resulted in the judgment against the defendants, which has been satisfied. The defendants intend to vigorously defend themselves in this new action.

On May 25, 2022, the court in the NJ Action dismissed with prejudice all claims asserted against the Trust as well as, all claims asserted against the Adviser Defendants, aside from the defamation claim. The Adviser Defendants intend to vigorously defend themselves against this sole remaining claim.

As of June 30, 2022, there were no adjustments made to the accompanying financial statements based on the above legal matters.

ETFMG Breakwave Sea Decarbonization Tech ETF

NOTES TO FINANCIAL STATEMENTS

June 30, 2022 (Continued)

NOTE 10 – SUBSEQUENT EVENTS

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments to the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of ETF Managers Trust

and the Shareholders of Breakwave Sea Decarbonization Tech ETF:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Breakwave Sea Decarbonization Tech ETF (the “Fund”) (a series of ETF Managers Trust) as of June 30, 2022, the related statements of operations, changes in net assets and financial highlights for the period from September 20, 2021 (inception) to June 30, 2022 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2022, and the results of its operations, changes in net assets and financial highlights for the period from September 20, 2021 (inception) to June 30, 2022, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2022 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

/s/WithumSmith+Brown, PC

We have served as the auditor of one or more series of the Trust since 2013.

New York, New York

August 29, 2022

ETFMG Breakwave Sea Decarbonization Tech ETF

EXPENSE EXAMPLE

Period Ended June 30, 2022 (Unaudited)

As a shareholder of ETFMG Breakwave Sea Decarbonization Tech ETF (the “Fund”) you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2022 to June 30, 2022).

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

ETFMG Breakwave Sea Decarbonization Tech ETF

	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During the Period^	Annualized Expense Ratio During Period
Actual	$1,000.00	$770.80	$3.29	0.75%

Hypothetical (5% annual)	$1,000.00	$1,021.08	$3.76	0.75%

(^)	The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by 181/365 (to reflect the one-half year period).

ETFMG Breakwave Sea Decarbonization Tech ETF

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM

June 30, 2022 (Unaudited)

ETF Managers Trust (the “Trust”) has adopted a liquidity risk management program (the “Program”). The Trust’s Board of Trustees (the “Board”) has designated ETF Managers Group LLC (the “Program Administrator”) as the administrator of the Program. The Program Administrator has designated a committee (the “Committee”), composed of personnel from multiple departments, including investment operations and compliance, that is responsible for the implementation and ongoing administration of the Program, which includes assessing the liquidity risk of the ETFMG Breakwave Sea Decarbonization Tech ETF (the “Fund”) under both normal and reasonably foreseeable stressed conditions.

Under the Program, the Program Administrator assesses, manages and periodically reviews the Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments and limiting the amount of the Fund’s illiquid investments, among other means. The Program Administrator’s process of determining the degree of liquidity of the Fund’s investments is supported by one or more third-party liquidity assessment vendors.

At a meeting of the Board on March 28-29, 2022, the Adviser provided a written report to the Board addressing the operation, and the adequacy and effectiveness of the implementation, of the Program, including, the operation of any Highly Liquid Investment Minimum, where applicable, and any material changes to the Program, for the period from March 1, 2021 through March 1, 2022 (the “Reporting Period”). No significant liquidity events impacting the Fund were noted in the report and it was represented that, as of December 31, 2021, the Fund was primarily highly liquid and, during the Reporting Period, the Fund held less than 15% in illiquid securities. In addition, the Program Administrator provided its assessment that Program implementation was effective and that the Program operated adequately and effectively to enable the Program Administrator to oversee and manage liquidity risk and ensure the Fund is able to meet requests to redeem shares without significant dilution to the remaining investors’ interest in the Fund.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

ETFMG Breakwave Sea Decarbonization Tech ETF

SUPPLEMENTARY INFORMATION

June 30, 2022 (Unaudited)

NOTE 1 – FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of the Fund traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV is available on the Fund’s website at www.etfmgfunds.com.

NOTE 2 - FEDERAL TAX INFORMATION

Qualified Dividend Income/Dividends Received Deduction

For the fiscal period ended June 30, 2022, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Fund Name	QDI
ETFMG Breakwave Sea Decarbonization Tech ETF	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal period ended June 30, 2022 was as follows:

Fund Name	DRD
ETFMG Breakwave Sea Decarbonization Tech ETF	8.75%

Short-Term Capital Gain

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871 (k)(2)(C) for the Fund was as follows:

Short-Term
Fund Name	Capital
ETFMG Breakwave Sea Decarbonization Tech ETF	0.00%

Pursuant to Section 853 of the Internal Revenue Code, the Fund designated the following amounts as foreign taxes paid for the period ended June 30, 2022.

Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

Per Share

Fund	Gross Foreign Source Income	Foreign Taxes Passthrough	Gross Foreign Source Income	Foreign Taxes Passthrough	Shares Outstanding at 6/30/22
ETFMG Breakwave Sea
Decarbonization Tech ETF	30,892	6,624	0.30892000	0.06624000	100,000

Foreign taxes paid or withheld should be included to taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.

ETFMG Breakwave Sea Decarbonization Tech ETF

SUPPLEMENTARY INFORMATION

June 30, 2022 (Unaudited) (Continued)

Above figures may differ from those cited elsewhere in this report due to difference in the calculation of income and gains under GAAP purposes and Internal Revenue Service purposes.

NOTE 3 – INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund files a complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Part F of Form N-PORT. Once filed, the Fund’s Part F of Form N-PORT is available without change, upon request on the SEC’s website (www.sec.gov), the Fund’s website (www.etfmgfunds.com) and is available by calling (877) 756-7873. The Fund’s portfolio holdings are posted on the Fund’s website at www.etfmgfunds.com daily.

NOTE 4 – INFORMATION ABOUT PROXY VOTING

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at 1-844-ETF-MGRS (1-844-383-6477), by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.etfmgfunds.com.

Information regarding how the Fund voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at 1-844-ETF-MGRS (1-844-383-6477), or by accessing the SEC’s website at www.sec.gov.

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and additional information can be found in the Fund’s prospectus, which may be obtained by calling 1-844-ETF-MGRS (1-844-383-6477) or by visiting www.etfmgfunds.com. Read the prospectus carefully before investing.

ETFMG Breakwave Sea Decarbonization Tech ETF

Board of Trustees (Unaudited)

Set forth below are the names, birth years, positions with the Trust, length of term of office, and the principal occupations and other directorships held during at least the last five years of each of the persons currently serving as a Trustee of the Trust, as well as information about each officer. The business address of each Trustee and officer is 30 Maple Street, 2nd Floor, Summit, New Jersey 07901. The SAI includes additional information about Fund directors and is available, without charge, upon request by calling 1-844-ETF-MGRS (1-844-383-6477).

Name and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held by Trustee During Past 5 Years
Interested Trustee and Officers
Samuel Masucci, III (1962)	Trustee, Chairman of the Board and President (since 2012); Secretary (since 2014)	Chief Executive Officer, Exchange Traded Managers Group LLC (since 2013); Chief Executive Officer, ETF Managers Group LLC (since 2016); Chief Executive Officer, ETF Managers Capital LLC (commodity pool operator) (since 2014); Chief Executive Officer (2012-2016) and Chief Compliance Officer (2012-2014), Factor Advisors, LLC (investment adviser); President and Chief Executive Officer, Factor Capital Management LLC (2012-2014) (commodity pool operator).	18	None
John A. Flanagan, (1946)	Treasurer (since 2015)	President, John A. Flanagan CPA, LLC (accounting services) (since 2010); Treasurer, ETF Managers Trust (since 2015); Chief Financial Officer, ETF Managers Capital, LLC (commodity pool operator) (since 2015).	n/a	n/a
Reshma A. Tanczos (1978)	Chief Compliance Officer (since 2016)	Chief Compliance Officer of ETFMG Financial LLC (since 2017); Chief Compliance Officer, ETF Managers Group LLC (since 2016); Chief Compliance Officer, ETF Managers Capital LLC (since 2016); Partner, Crow & Cushing (law firm) (2007-2016).	n/a	n/a

*	Mr. Masucci is an interested Trustee by virtue of his role as the Chief Executive Officer of the Adviser.

ETFMG Breakwave Sea Decarbonization Tech ETF

Board of Trustees (Unaudited) (Continued)

Name and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held by Trustee During Past 5 Years
Matthew J. Bromberg (1973)	Assistant Secretary (since 2020)	General Counsel and Secretary of Exchange Traded Managers Group LLC (since 2020); ETF Managers Group LLC (since 2020); ETFMG Financial LLC (since 2020); ETF Managers Capital LLC (since 2020); Partner of Dorsey & Whitney LLP (law firm) (2019-2020); General Counsel of WBI Investments, Inc. (2016-2019); Millington Securities, Inc. (2016-2019); and Partner of Reed Smith (law firm) (2015-2016).	n/a	n/a
Independent Trustees
Terry Loebs (1963)	Trustee (since 2014); Lead Independent Trustee (since 2020)	Founder and Managing Member, Pulsenomics LLC (index product development and consulting firm) (since 2011); Managing Director, MacroMarkets, LLC (exchange-traded products firm) (2006-2011).	18	None
Eric Wiegel (1960)	Trustee (since 2020)	Senior Portfolio Manager, Little House Capital (2019-present); Managing Partner, Global Focus Capital LLC (2013-present); Chief Investment Officer, Insight Financial Strategist LLC (2017-2018).	18	None

ETFMG Breakwave Sea Decarbonization Tech ETF

ETF MANAGERS TRUST

Privacy Policy and Procedures

ETF Managers Trust, (the “Trust”) has adopted the following privacy policies in order to safeguard the personal information of the Trust’s customers and consumers in accordance with Regulation S-P as promulgated by the U.S. Securities and Exchange Commission.

Trust officers are responsible for ensuring that the following policies and procedures are implemented:

1)        The Trust is committed to protecting the confidentiality and security of the information they collect and will handle personal customer and consumer information only in accordance with Regulation S-P and any other applicable laws, rules and regulations1. The Trust will ensure: (a) the security and confidentiality of customer records and information; (b) that customer records and information are protected from any anticipated threats and hazards; and (c) that customer records and information are protected from unauthorized access or use.

2)        The Trust conducts its business affairs through its trustees, officers and third parties that provide services pursuant to agreements with the Trust. The Trust has no employees. It is anticipated that the trustees and officers of the Trust who are not employees of service providers of the Trust will not have access to customer records and information in the performance of their normal responsibilities for the Trust.

3)        The Trust may share customer information with its affiliates, subject to the customers’ right to prohibit such sharing.

4)        The Trust may share customer information with unaffiliated third parties only in accordance with the requirements of Regulation S-P. Pursuant to this policy, the Trust will not share customer information with unaffiliated third parties other than as permitted by law, unless authorized to do so by the customer.

Consistent with these policies, the Trust has adopted the following procedures:

1)        The Trust will determine that the policies and procedures of its affiliates and Service Providers are reasonably designed to safeguard customer information and only permit appropriate and authorized access to and use of customer information through the application of appropriate administrative, technical and physical protections.

2)        The Trust will direct each of its Service Providers to adhere to the privacy policy of the Trust and to its privacy policies with respect to all customer information of the Trust and to take all actions reasonably necessary so that the Trust is in compliance with the provisions of Regulation S-P, including, as applicable, the development and delivery of privacy notices and the maintenance of appropriate and adequate records.

3)        The Trust requires its Service Providers to provide periodic reports to the Trust’s Board of Trustees outlining their privacy policies and the implementation of such policies. Each Service Provider is required to promptly report to the Trust’s Board any material changes to its privacy policy before, or promptly after, the adoption of such changes.

(1)	Generally, the Funds have institutional clients which are not considered “customers” for purposes of regulation S-P.

Advisor
ETF Managers Group, LLC
30 Maple Street, Suite 2, Summit, NJ 07901

Distributor
ETFMG Financial LLC
30 Maple Street, Suite 2, Summit, NJ 07901

Custodian
U.S. Bank National Association

Custody Operations
1555 North River Center Drive, Suite 302, Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC doing business as U.S. Bank Global Fund Services
615 East Michigan Street, Milwaukee, Wisconsin 53202

Securities Lending Agent
U.S. Bank, National Association
Securities Lending
800 Nicolet Mall
Minneapolis, MN 55402-7020

Independent Registered Public Accounting Firm

WithumSmith + Brown, PC

1411 Broadway, 9th Floor, New York, NY 10018

Legal Counsel
Sullivan & Worcester LLP
1666 K Street NW, Washington, DC 20006

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.
A copy of the registrant’s Code of Ethics is filed herewith

Item 3. Audit Committee Financial Expert.

The Board believes that the collective knowledge and experience of the members of the audit committee enable the committee to provide appropriate oversight given the Trust’s level of financial complexity. In addition, the Board notes that the audit committee has the authority to retain any experts necessary to carry out its duties.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year.  “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “Other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 6/30/2022	FYE 6/30/2021
Audit Fees	$16,500	N/A
Audit-Related Fees	N/A	N/A
Tax Fees	$3,800	N/A
All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre‑approve all audit and non‑audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by WithumSmith+Brown, PC applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 6/30/2022	FYE 6/30/2021
Audit-Related Fees	0%	N/A
Tax Fees	0%	N/A
All Other Fees	0%	N/A

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full‑time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the past year.

Non-Audit Related Fees	FYE 6/30/2022	FYE 6/30/2021
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a)
The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee, consisting solely of independent trustees, are Mr. Eric Weigel and Mr. Terry Loebs.

(b)	Not Applicable.

Item 6. Investments.

a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer/Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d 15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive and Treasurer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ETF Managers Trust

By (Signature and Title)*     /s/ Samuel Masucci III
  Samuel Masucci III, Principal Executive Officer

Date        9/6/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*      /s/ Samuel Masucci III
   Samuel Masucci III, Principal Executive Officer

Date        9/6/2022

By (Signature and Title)*      /s/ John Flanagan
John Flanagan, Principal Financial Officer/Treasurer

Date        9/6/2022

* Print the name and title of each signing officer under his or her signature.